Client Name:
Client Project Name:	Spire 2026-4
Start - End Dates:	9/8/2025 - 1/7/2026
Deal Loan Count:	5

Rating Agency ATR QM Data Fields

Loans in Report:	5

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
409018852	QM: Safe Harbor (APOR)	No	XXXXX	XXXXX	No	Yes	2450	XXXXX	XXXXX	Employed	(No Data)	Non-Permanent Resident Alien	(No Data)	(No Data)	No	XXXXX
409019571	QM: Safe Harbor (APOR)	No	XXXXX	XXXXX	No	Yes	1495	XXXXX	XXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	Yes	XXXXX
409024370	ATR/QM: Exempt	No	XXXXX	XXXXX	No	No	0	XXXXX	XXXXX	Unemployed	Employed	(No Data)	Non-Permanent Resident Alien	(No Data)	(No Data)	XXXXX
409024994	ATR/QM: Exempt	No	XXXXX	XXXXX	No	No	0	XXXXX	XXXXX	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	XXXXX
409033616	ATR/QM: Exempt	No	XXXXX	XXXXX	No	No	0	XXXXX	XXXXX	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	XXXXX

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